Post-employment Benefits (Details 12)	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [line items]
Asset allocation	100.00%
Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Asset allocation	100.00%
Fixed Income [Member]
Disclosure of non-adjusting events after reporting period [line items]
Asset allocation	80.40%
Fixed Income [Member] | Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Asset allocation	84.30%
Variable Income [Member]
Disclosure of non-adjusting events after reporting period [line items]
Asset allocation	4.80%
Variable Income [Member] | Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Asset allocation	3.00%
Loans Allocation [Member]
Disclosure of non-adjusting events after reporting period [line items]
Asset allocation	1.30%
Loans Allocation [Member] | Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Asset allocation	1.30%
Real Estate Allocation [Member]
Disclosure of non-adjusting events after reporting period [line items]
Asset allocation	3.70%
Real Estate Allocation [Member] | Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Asset allocation	2.40%
Investment Structuring [Member]
Disclosure of non-adjusting events after reporting period [line items]
Asset allocation	8.30%
Investment Structuring [Member] | Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Asset allocation	7.00%
Investments Abroad [Member]
Disclosure of non-adjusting events after reporting period [line items]
Asset allocation	1.50%
Investments Abroad [Member] | Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Asset allocation	2.00%